Quarterly Holdings Report
for
Fidelity® Series Intrinsic Opportunities Fund
April 30, 2025
O2T-NPRT3-0625
1.951016.112
Common Stocks - 98.8%
	Shares	Value ($)
AUSTRIA - 0.6%
Materials - 0.6%
Construction Materials - 0.5%
Wienerberger AG	327,800	11,467,233
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	36,100	3,328,925
TOTAL AUSTRIA		14,796,158
BAILIWICK OF JERSEY - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Aptiv PLC	180,600	10,305,036
CANADA - 1.1%
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard Inc	450,100	23,494,267
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Parkland Corp	214,021	5,391,665
TOTAL CANADA		28,885,932
CHINA - 0.8%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Shenzhou International Group Holdings Ltd	384,100	2,664,472
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Sinopharm Group Co Ltd H Shares	3,877,437	9,169,142
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Kingboard Holdings Ltd	1,955,000	5,255,783
VSTECS Holdings Ltd	5,253,800	4,030,650
		9,286,433
TOTAL CHINA		21,120,047
FRANCE - 1.3%
Communication Services - 0.0%
Media - 0.0%
IPSOS SA	19,400	913,816
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Maisons du Monde SA (b)(c)(d)	240,700	748,498
Mr Bricolage SA (a)(b)	144,948	1,157,477
		1,905,975
Consumer Staples - 0.1%
Food Products - 0.1%
Societe LDC SADIR	17,300	1,501,230
Energy - 0.4%
Energy Equipment & Services - 0.0%
Vallourec SACA (a)	37,400	690,819
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE ADR	169,183	9,618,054
TOTAL ENERGY		10,308,873

Industrials - 0.2%
Ground Transportation - 0.2%
Stef SA	31,760	4,569,373
Information Technology - 0.5%
IT Services - 0.5%
Sopra Steria Group	54,100	11,031,693
TOTAL FRANCE		30,230,960
GERMANY - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Group AG	37,900	2,265,995
Industrials - 0.3%
Machinery - 0.3%
JOST Werke SE (c)(d)	113,400	6,365,450
TOTAL GERMANY		8,631,445
GREECE - 1.1%
Consumer Discretionary - 0.6%
Distributors - 0.1%
Autohellas Tourist and Trading SA	237,000	3,044,625
Specialty Retail - 0.5%
JUMBO SA	400,700	12,619,337
TOTAL CONSUMER DISCRETIONARY		15,663,962

Consumer Staples - 0.5%
Personal Care Products - 0.5%
Sarantis SA	790,584	12,090,777
TOTAL GREECE		27,754,739
HONG KONG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Pico Far East Holdings Ltd	10,600,000	2,610,501
Financials - 0.1%
Consumer Finance - 0.1%
Aeon Credit Service Asia Co Ltd	4,561,940	3,646,917
Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (e)	1,000,000	1
TOTAL HONG KONG		6,257,419
INDIA - 0.1%
Industrials - 0.0%
Building Products - 0.0%
Euro Ceramics Ltd (a)(e)	5,000	0
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Redington Ltd	739,442	2,146,923
TOTAL INDIA		2,146,923
IRELAND - 0.2%
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
AerCap Holdings NV	42,900	4,547,400
ITALY - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Brembo NV	53,200	495,400
Consumer Staples - 0.4%
Beverages - 0.2%
Coca-Cola HBC AG	110,900	5,764,061
Consumer Staples Distribution & Retail - 0.2%
MARR SpA (b)	406,500	4,480,699
TOTAL CONSUMER STAPLES		10,244,760

TOTAL ITALY		10,740,160
JAPAN - 2.8%
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Daikyonishikawa Corp	8,053	32,104
Specialty Retail - 0.3%
ARCLANDS CORP	525,000	6,366,974
TOTAL CONSUMER DISCRETIONARY		6,399,078

Consumer Staples - 0.1%
Food Products - 0.1%
S Foods Inc	68,100	1,283,603
Household Products - 0.0%
Transaction Co Ltd	32,500	581,217
TOTAL CONSUMER STAPLES		1,864,820

Financials - 0.1%
Financial Services - 0.1%
Zenkoku Hosho Co Ltd	85,000	1,837,565
Industrials - 1.1%
Air Freight & Logistics - 0.1%
Hamakyorex Co Ltd	380,800	3,550,192
Machinery - 0.3%
Daiwa Industries Ltd	598,600	6,832,531
Tocalo Co Ltd	149,700	1,719,173
		8,551,704
Professional Services - 0.1%
Altech Corp	35,953	672,641
Quick Co Ltd	92,427	1,360,096
Will Group Inc (b)	102,800	699,569
		2,732,306
Trading Companies & Distributors - 0.6%
ITOCHU Corp	119,000	6,086,010
Mitani Corp	483,400	6,372,982
Totech Corp	65,643	1,191,381
		13,650,373
TOTAL INDUSTRIALS		28,484,575

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
Riken Keiki Co Ltd	50,800	947,925
IT Services - 0.1%
TDC Soft Inc	226,914	1,998,075
Semiconductors & Semiconductor Equipment - 0.5%
Renesas Electronics Corp	690,600	8,104,373
SUMCO Corp	483,400	3,333,569
		11,437,942
Software - 0.2%
Cresco Ltd	201,600	1,691,985
System Research Co Ltd	187,600	2,292,189
		3,984,174
Technology Hardware, Storage & Peripherals - 0.1%
MCJ Co Ltd	366,800	3,435,062
TOTAL INFORMATION TECHNOLOGY		21,803,178

Materials - 0.1%
Chemicals - 0.1%
C Uyemura & Co Ltd	41,800	2,698,377
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	481,600	5,933,522
TOTAL JAPAN		69,021,115
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Ace Bed Co Ltd	14,010	247,691
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd	27,500	466,197
Value Added Technology Co Ltd	55,500	790,861
		1,257,058
Materials - 0.1%
Chemicals - 0.1%
Soulbrain Co Ltd	29,800	3,622,719
TOTAL KOREA (SOUTH)		5,127,468
MEXICO - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	1,913,900	2,249,580
NETHERLANDS - 0.5%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Acomo NV	183,400	4,498,106
Financials - 0.4%
Capital Markets - 0.1%
Van Lanschot Kempen NV depository receipt	24,700	1,428,450
Insurance - 0.3%
ASR Nederland NV	61,500	3,859,733
NN Group NV	61,102	3,730,926
		7,590,659
TOTAL FINANCIALS		9,019,109

TOTAL NETHERLANDS		13,517,215
NORWAY - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Europris ASA (c)(d)	564,526	4,183,724
PUERTO RICO - 0.7%
Financials - 0.7%
Banks - 0.2%
First BanCorp/Puerto Rico	325,700	6,396,748
Financial Services - 0.5%
EVERTEC Inc	357,400	12,130,156
TOTAL PUERTO RICO		18,526,904
SINGAPORE - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Hour Glass Ltd/The	1,753,400	2,116,109
Industrials - 0.0%
Construction & Engineering - 0.0%
Boustead Singapore Ltd	908,025	722,454
TOTAL SINGAPORE		2,838,563
SPAIN - 0.6%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
CIE Automotive SA	378,000	9,956,052
Financials - 0.0%
Banks - 0.0%
Bankinter SA	155,300	1,801,539
Industrials - 0.2%
Air Freight & Logistics - 0.2%
Logista Integral SA	124,500	4,248,120
TOTAL SPAIN		16,005,711
SWEDEN - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.3%
AQ Group AB	379,320	6,102,557
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	236,687	2,698,557
Momentum Group AB B Shares	40,661	671,408
		3,369,965
TOTAL SWEDEN		9,472,522
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	645,100	5,947,822
UNITED KINGDOM - 2.4%
Communication Services - 0.1%
Media - 0.1%
WPP PLC	327,600	2,539,737
Consumer Discretionary - 0.9%
Broadline Retail - 0.3%
B&M European Value Retail SA	1,435,000	6,433,396
Distributors - 0.3%
Inchcape PLC	831,700	7,442,950
Diversified Consumer Services - 0.0%
ME Group International PLC	357,100	958,953
Specialty Retail - 0.3%
Dunelm Group PLC	129,500	1,900,157
JD Sports Fashion PLC	6,210,900	6,504,276
		8,404,433
TOTAL CONSUMER DISCRETIONARY		23,239,732

Consumer Staples - 0.2%
Tobacco - 0.2%
Imperial Brands PLC	132,400	5,432,773
Industrials - 1.2%
Industrial Conglomerates - 0.6%
DCC PLC	184,600	12,020,363
Passenger Airlines - 0.2%
JET2 PLC	263,065	5,549,788
Trading Companies & Distributors - 0.4%
RS GROUP PLC	1,412,049	9,700,873
TOTAL INDUSTRIALS		27,271,024

TOTAL UNITED KINGDOM		58,483,266
UNITED STATES - 84.1%
Communication Services - 1.3%
Interactive Media & Services - 0.3%
Cars.com Inc (a)	646,100	7,520,604
Media - 1.0%
Comcast Corp Class A	428,900	14,668,380
Nexstar Media Group Inc	18,937	2,834,111
Thryv Holdings Inc (a)	466,144	6,386,173
		23,888,664
Wireless Telecommunication Services - 0.0%
Gogo Inc (a)	293,100	2,218,767
TOTAL COMMUNICATION SERVICES		33,628,035

Consumer Discretionary - 9.6%
Automobile Components - 1.3%
Adient PLC (a)	529,300	6,695,645
LCI Industries	52,600	4,054,408
Lear Corp	119,000	10,204,250
Patrick Industries Inc	163,650	12,597,777
		33,552,080
Automobiles - 0.9%
General Motors Co	282,500	12,780,300
Harley-Davidson Inc	437,600	9,810,992
		22,591,292
Broadline Retail - 0.5%
eBay Inc	47,300	3,223,968
Macy's Inc	755,700	8,630,094
		11,854,062
Diversified Consumer Services - 0.3%
Carriage Services Inc	116,300	4,647,348
Laureate Education Inc (a)	171,696	3,445,939
		8,093,287
Household Durables - 1.4%
DR Horton Inc	62,900	7,946,786
Helen of Troy Ltd (a)	187,200	5,215,392
Somnigroup International Inc	225,700	13,781,242
TopBuild Corp (a)	31,300	9,257,288
		36,200,708
Leisure Products - 0.3%
BRP Inc Subordinate Voting Shares	59,800	2,025,721
Brunswick Corp/DE	125,500	5,779,275
		7,804,996
Specialty Retail - 2.3%
Academy Sports & Outdoors Inc	233,300	8,790,744
Advance Auto Parts Inc (b)	206,900	6,769,768
Bath & Body Works Inc	166,400	5,076,864
Caleres Inc	222,000	3,383,280
Dick's Sporting Goods Inc	99,100	18,605,034
Ulta Beauty Inc (a)	38,600	15,271,704
		57,897,394
Textiles, Apparel & Luxury Goods - 2.6%
Crocs Inc (a)	109,600	10,567,632
Kontoor Brands Inc	97,000	5,834,550
Levi Strauss & Co Class A	559,200	8,952,792
Oxford Industries Inc	99,800	4,850,280
PVH Corp	124,700	8,601,806
Steven Madden Ltd	228,800	4,804,800
VF Corp (b)	534,900	6,354,612
Wolverine World Wide Inc	1,012,700	13,215,735
		63,182,207
TOTAL CONSUMER DISCRETIONARY		241,176,026

Consumer Staples - 3.9%
Beverages - 1.3%
Constellation Brands Inc Class A	48,400	9,076,936
Primo Brands Corp Class A	751,500	24,551,505
		33,628,441
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc Class A	794,700	17,467,506
Grocery Outlet Holding Corp (a)	44,200	742,118
Performance Food Group Co (a)	363,500	29,319,910
		47,529,534
Food Products - 0.6%
Armanino Foods of Distinction Inc	136,328	1,029,276
Lamb Weston Holdings Inc	210,000	11,090,100
Smithfield Foods Inc	166,700	3,702,407
		15,821,783
TOTAL CONSUMER STAPLES		96,979,758

Energy - 7.0%
Energy Equipment & Services - 0.4%
Cactus Inc Class A	236,800	8,984,192
Oil, Gas & Consumable Fuels - 6.6%
Antero Resources Corp (a)	615,900	21,451,797
Chord Energy Corp	173,300	15,636,859
Civitas Resources Inc	200,808	5,472,018
Core Natural Resources Inc	202,609	14,630,396
Diamondback Energy Inc	208,100	27,471,281
Energy Transfer LP	690,500	11,420,870
Gulfport Energy Corp (a)	49,800	8,590,500
Northern Oil & Gas Inc (b)	349,000	8,480,700
Ovintiv Inc	648,100	21,763,198
Range Resources Corp	635,400	21,559,122
Shell PLC	310,245	10,012,147
Unit Corp	9,900	250,470
		166,739,358
TOTAL ENERGY		175,723,550

Financials - 23.1%
Banks - 11.5%
ACNB Corp	25,200	1,056,132
Associated Banc-Corp	1,016,200	22,417,372
Bar Harbor Bankshares	45,972	1,362,610
Cadence Bank	599,800	17,550,148
Camden National Corp	44,243	1,704,240
Citigroup Inc	302,000	20,650,760
East West Bancorp Inc	141,900	12,139,545
First Foundation Inc (b)	98,200	492,964
FNB Corp/PA	1,063,800	13,925,142
KeyCorp	1,159,200	17,202,528
Nicolet Bankshares Inc	51,300	5,992,353
Old National Bancorp/IN	535,600	11,028,004
Plumas Bancorp (b)	133,092	5,868,026
QCR Holdings Inc	128,900	8,372,055
Southern Missouri Bancorp Inc	88,100	4,638,465
Synovus Financial Corp	429,800	18,618,936
Union Bankshares Inc/Morrisville VT (b)	42,700	1,412,516
United Community Banks Inc/GA (b)	595,200	16,433,472
US Bancorp	414,100	16,704,794
Washington Trust Bancorp Inc	131,900	3,640,440
Webster Financial Corp	407,400	19,270,020
Wells Fargo & Co	662,900	47,072,530
West BanCorp Inc (b)	164,600	3,194,063
Wintrust Financial Corp	138,300	15,374,811
		286,121,926
Capital Markets - 4.8%
AllianceBernstein Holding LP (b)	434,800	17,131,120
Federated Hermes Inc Class B	401,500	16,304,915
Lazard Inc	465,322	18,101,026
LPL Financial Holdings Inc	65,000	20,786,350
Raymond James Financial Inc	166,900	22,871,976
SEI Investments Co	75,300	5,895,237
Stifel Financial Corp	232,500	19,922,925
		121,013,549
Consumer Finance - 1.0%
Discover Financial Services	58,032	10,600,705
OneMain Holdings Inc	318,500	14,991,795
		25,592,500
Financial Services - 0.8%
Corpay Inc (a)	46,400	15,097,168
Federal Agricultural Mortgage Corp Class C	30,100	5,277,433
		20,374,601
Insurance - 5.0%
American Financial Group Inc/OH	102,100	12,931,986
First American Financial Corp	190,200	11,566,062
Hartford Insurance Group Inc/The	83,500	10,242,945
Primerica Inc	49,000	12,841,430
Reinsurance Group of America Inc	156,400	29,295,284
Selective Insurance Group Inc	181,800	15,858,414
Stewart Information Services Corp	148,699	9,736,811
The Travelers Companies, Inc.	21,200	5,599,556
Unum Group	240,400	18,669,464
		126,741,952
TOTAL FINANCIALS		579,844,528

Health Care - 8.4%
Biotechnology - 1.0%
Gilead Sciences Inc	231,200	24,632,048
Health Care Providers & Services - 6.3%
Cigna Group/The	36,400	12,377,456
CVS Health Corp	223,600	14,916,356
Elevance Health Inc	31,600	13,290,328
Henry Schein Inc (a)	268,000	17,411,960
Labcorp Holdings Inc	106,600	25,691,666
Quest Diagnostics Inc	82,200	14,649,684
Tenet Healthcare Corp (a)	97,000	13,866,150
UnitedHealth Group Inc	62,400	25,673,856
Universal Health Services Inc Class B	114,000	20,185,980
		158,063,436
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	92,300	13,977,912
Pharmaceuticals - 0.6%
Elanco Animal Health Inc (a)	1,547,300	14,668,404
TOTAL HEALTH CARE		211,341,800

Industrials - 12.9%
Aerospace & Defense - 1.1%
Cadre Holdings Inc (b)	211,400	6,162,310
Huntington Ingalls Industries Inc	73,900	17,022,126
V2X Inc (a)	74,400	3,702,144
		26,886,580
Air Freight & Logistics - 0.1%
Radiant Logistics Inc (a)	533,350	3,120,098
Building Products - 1.3%
Builders FirstSource Inc (a)	91,900	10,993,997
Hayward Holdings Inc (a)	807,452	10,763,335
Janus International Group Inc (a)(b)	1,729,700	11,900,336
		33,657,668
Commercial Services & Supplies - 0.8%
Brady Corp Class A	146,700	10,311,543
VSE Corp (b)	90,900	10,409,868
		20,721,411
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd (a)	88,900	1,966,468
Electrical Equipment - 0.7%
Acuity Inc	49,200	11,985,612
Allient Inc (b)	290,716	6,206,787
		18,192,399
Ground Transportation - 0.2%
Proficient Auto Logistics Inc (a)(b)	195,085	1,621,156
Universal Logistics Holdings Inc	168,838	3,670,538
		5,291,694
Machinery - 3.2%
Blue Bird Corp (a)	174,100	6,070,867
Enpro Inc	53,700	8,022,780
Esab Corp	65,900	7,915,908
Gates Industrial Corp PLC (a)	675,300	12,776,676
Hillenbrand Inc	470,100	9,510,123
Miller Industries Inc/TN (b)	146,400	5,974,584
Terex Corp	340,923	12,000,490
Timken Co/The	270,400	17,373,200
		79,644,628
Professional Services - 3.0%
Barrett Business Services Inc	118,200	4,794,192
CACI International Inc (a)	21,800	9,981,566
Genpact Ltd	448,400	22,536,584
KBR Inc	249,000	13,149,690
Maximus Inc	181,200	12,133,152
Science Applications International Corp	96,000	11,618,880
		74,214,064
Trading Companies & Distributors - 2.4%
Core & Main Inc Class A (a)	275,400	14,508,072
Ferguson Enterprises Inc	32,100	5,446,086
Global Industrial Co	381,996	9,809,657
GMS Inc (a)	150,428	11,020,355
Rush Enterprises Inc Class A	371,850	18,960,632
		59,744,802
TOTAL INDUSTRIALS		323,439,812

Information Technology - 9.3%
Electronic Equipment, Instruments & Components - 4.9%
Advanced Energy Industries Inc	115,000	11,202,150
Belden Inc	123,800	12,765,018
CDW Corp/DE	32,300	5,186,088
Crane NXT Co (b)	442,212	20,748,587
Insight Enterprises Inc (a)	52,600	7,273,528
Jabil Inc	75,300	11,035,968
Methode Electronics Inc	436,900	2,739,363
Sanmina Corp (a)	6,600	506,814
TD SYNNEX Corp	253,993	28,142,424
Vontier Corp	721,900	22,963,639
		122,563,579
IT Services - 1.7%
Amdocs Ltd	226,600	20,072,228
Cognizant Technology Solutions Corp Class A	318,700	23,446,759
		43,518,987
Semiconductors & Semiconductor Equipment - 1.5%
Diodes Inc (a)	245,400	9,423,360
Micron Technology Inc	190,800	14,682,060
MKS Instruments Inc	189,200	13,270,488
		37,375,908
Technology Hardware, Storage & Peripherals - 1.2%
Dell Technologies Inc Class C	120,200	11,029,552
Seagate Technology Holdings PLC	221,700	20,181,351
		31,210,903
TOTAL INFORMATION TECHNOLOGY		234,669,377

Materials - 5.2%
Chemicals - 1.1%
Axalta Coating Systems Ltd (a)	517,500	16,818,750
Element Solutions Inc	378,500	7,725,185
Tronox Holdings PLC	599,146	3,241,380
		27,785,315
Construction Materials - 0.9%
Eagle Materials Inc	77,400	17,522,586
RHI Magnesita NV	133,700	5,550,369
		23,072,955
Containers & Packaging - 2.9%
Graphic Packaging Holding CO	603,900	15,284,709
International Paper Co	347,500	15,873,800
Packaging Corp of America	69,300	12,862,773
Silgan Holdings Inc	538,100	27,792,865
		71,814,147
Metals & Mining - 0.3%
Warrior Met Coal Inc (b)	145,400	6,953,028
TOTAL MATERIALS		129,625,445

Real Estate - 1.7%
Industrial REITs - 0.3%
STAG Industrial Inc Class A	263,400	8,700,102
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Inc (a)	69,100	15,714,031
Residential REITs - 0.5%
Camden Property Trust	72,300	8,227,740
Mid-America Apartment Communities Inc	32,200	5,140,730
		13,368,470
Specialized REITs - 0.2%
Outfront Media Inc	273,700	4,141,081
TOTAL REAL ESTATE		41,923,684

Utilities - 1.7%
Electric Utilities - 1.7%
PG&E Corp	2,584,600	42,697,592
TOTAL UNITED STATES		2,111,049,607
TOTAL COMMON STOCKS (Cost $2,171,648,513)		2,481,839,716

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	38,320,938	38,328,602
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	76,027,163	76,034,766
TOTAL MONEY MARKET FUNDS (Cost $114,363,368)			114,363,368

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $2,286,011,881)	2,596,203,084
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(83,470,690)
NET ASSETS - 100.0%	2,512,732,394

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,297,672 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,297,672 or 0.4% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	161,947,230	547,570,196	671,188,824	2,997,399	-	-	38,328,602	38,320,938	0.1%
Fidelity Securities Lending Cash Central Fund	67,563,946	384,717,135	376,246,315	122,219	-	-	76,034,766	76,027,163	0.3%
Total	229,511,176	932,287,331	1,047,435,139	3,119,618	-	-	114,363,368

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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